Government Grants	6 Months Ended
Jun. 30, 2022
Government Grants [Abstract]
GOVERNMENT GRANTS

14. GOVERNMENT GRANTS

The Company receives government grants related to its research and development activities. The amount of government grants received during the periods ended June 30, 2022 and 2021 and recognized as research grant revenue were as follows:

	Six months ended
	June 30,
Research and Development Projects	2022	2021
Rapid detection of antibody-based pathogens	$19,072	$64,596
Multi-marker test for the early detection of pancreatic cancer	50,037	79,116
	$69,109	$143,712

As of June 30, 2022 and December 31, 2021, the grants for rapid detection of antibody-based pathogens and a multi-marker test for the early detection of pancreatic cancer had remaining grant balances of approximately $168,161 and $254,796, respectively.